Schedule of Investments (unaudited) October 31, 2023	BlackRock Large Cap Core ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communication Services — 13.4%
Alphabet Inc., Class A(a)	1,153	$143,064
Alphabet Inc., Class C, NVS(a)	860	107,758
Comcast Corp., Class A	3,046	125,769
Fox Corp., Class A, NVS	1,116	33,915
Meta Platforms Inc, Class A(a)	469	141,296
TKO Group Holdings Inc.	500	40,990
Verizon Communications Inc.	1,960	68,855

		661,647

Consumer Discretionary — 13.4%
Amazon.com Inc.(a)	2,018	268,576
Aptiv PLC(a)	848	73,945
General Motors Co.	1,894	53,411
Las Vegas Sands Corp.	1,096	52,016
Ross Stores Inc.	757	87,789
Skechers U.S.A. Inc., Class A(a)	917	44,218
Sony Group Corp., ADR, NVS	982	81,555

		661,510

Consumer Staples — 6.2%
Dollar General Corp.	530	63,091
Dollar Tree Inc.(a)	508	56,434
Mondelez International Inc., Class A	1,160	76,804
Monster Beverage Corp.(a)	1,099	56,159
Unilever PLC, ADR, NVS	1,163	55,068

		307,556

Energy — 5.0%
BP PLC, ADR	2,180	79,744
ConocoPhillips	797	94,684
Shell PLC, ADR, NVS	1,096	71,393

		245,821

Financials — 13.6%
Berkshire Hathaway Inc., Class B(a)	415	141,652
Fidelity National Financial Inc.	1,280	50,035
FleetCor Technologies Inc.(a)	177	39,855
Intercontinental Exchange Inc.	850	91,324
JPMorgan Chase & Co.	606	84,270
LPL Financial Holdings Inc.	290	65,111
Progressive Corp. (The)	398	62,920
Reinsurance Group of America Inc.	403	60,236
Visa Inc., Class A	100	23,510
Voya Financial Inc.	779	52,014

		670,927

Health Care — 16.0%
Avantor Inc.(a)	3,259	56,804
Elevance Health Inc.	147	66,163
Fortrea Holdings Inc.(a)	390	11,076
Humana Inc.	140	73,317
Laboratory Corp. of America Holdings	395	78,893

Security	Shares	Value

Health Care (continued)
Medtronic PLC	1,078	$76,064
Novo Nordisk AS, ADR, NVS	1,130	109,124
Sanofi, ADR	2,287	103,487
Tenet Healthcare Corp.(a)	887	47,632
UnitedHealth Group Inc.	214	114,610
Veeva Systems Inc., Class A(a)	293	56,464

		793,634

Industrials — 5.9%
Allegion PLC	521	51,246
Caterpillar Inc.	284	64,198
Dun & Bradstreet Holdings Inc.	2,775	24,309
Fortive Corp.	1,566	102,229
Otis Worldwide Corp.	678	52,348

		294,330

Information Technology — 22.1%
Advanced Micro Devices Inc.(a)	730	71,905
Apple Inc.	1,151	196,556
Applied Materials Inc.	857	113,424
Ciena Corp.(a)	1,471	62,076
Cognizant Technology Solutions Corp., Class A	1,422	91,677
Marvell Technology Inc.	1,158	54,681
Micron Technology Inc.	710	47,478
Microsoft Corp.	1,212	409,789
Zebra Technologies Corp., Class A(a)	224	46,912

		1,094,498

Materials — 3.0%
Axalta Coating Systems Ltd.(a)	2,203	57,785
Corteva Inc.	1,920	92,429

		150,214

Total Long-Term Investments — 98.6% (Cost: $4,954,033)		4,880,137

Short-Term Securities

Money Market Funds — 1.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(b)(c)	70,000	70,000

Total Short-Term Securities — 1.4% (Cost: $70,000)		70,000

Total Investments — 100.0% (Cost: $5,024,033)		4,950,137

Other Assets Less Liabilities — .00%		332

Net Assets — 100.0%		$4,950,469

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

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Schedule of Investments (unaudited) (continued) October 31, 2023	BlackRock Large Cap Core ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/24/23	(a)	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—		$70,000	(b)	$—	$—	$—	$70,000	70,000	$103	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$4,880,137	$—	$—	$4,880,137
Short-Term Securities
Money Market Funds	70,000	—	—	70,000

	$4,950,137	$—	$—	$4,950,137

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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